UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul Fearday, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

	Falah Russell-Ideal Ratings U.S. Large Cap ETF
	Schedule of Investments
	March 31, 2016 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 98.6%
	Consumer Discretionary - 12.7%
9	Advance Auto Parts, Inc.	$1,443
4	AutoZone, Inc. (a)	3,187
24	Bed Bath & Beyond, Inc. (a)	1,191
37	BorgWarner, Inc.	1,421
19	Brunswick Corporation	912
3	Chipotle Mexican Grill, Inc. (a)	1,413
51	Coach, Inc.	2,045
32	Delphi Automotive plc	2,401
36	Dollar General Corporation	3,082
14	DSW, Inc.	387
15	Expedia, Inc.	1,617
20	Foot Locker, Inc.	1,290
12	Fossil Group, Inc. (a)	533
17	Gap, Inc.	500
22	Genuine Parts Company	2,186
52	Hanesbrands, Inc.	1,474
11	Harman International Industries, Inc.	979
21	Hasbro, Inc.	1,682
159	Home Depot, Inc.	21,215
104	Johnson Controls, Inc.	4,053
30	L Brands, Inc.	2,634
14	Lear Corporation	1,556
13	Leggett & Platt, Inc.	629
29	Liberty Ventures (a)	1,135
52	LKQ Corporation (a)	1,660
117	Lowe's Companies, Inc.	8,863
16	Lululemon Athletica, Inc. (a)	1,083
23	Mattel, Inc.	773
130	McDonald's Corporation	16,338
18	Michael Kors Holdings, Ltd. (a)	1,025
10	Mohawk Industries, Inc. (a)	1,909
41	Newell Rubbermaid, Inc.	1,816
170	Nike, Inc.	10,450
24	Nordstrom, Inc.	1,373
11	O'Reilly Automotive, Inc. (a)	3,010
7	Priceline Group, Inc. (a)	9,023
91	PulteGroup, Inc.	1,703
5	Ralph Lauren Corporation	481
56	Ross Stores, Inc.	3,242
10	Signet Jewelers, Ltd.	1,240
97	Staples, Inc.	1,070
184	Starbucks Corporation	10,985
78	Target Corporation	6,418
12	Tesla Motors, Inc. (a)	2,757
16	Tiffany & Company	1,174
88	TJX Companies, Inc.	6,895
18	Tractor Supply Company	1,628
20	TripAdvisor, Inc. (a)	1,330
16	Tupperware Brands Corporation	928
8	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,550
23	Under Armour, Inc. (a)	1,951
46	V.F. Corporation	2,979
13	Williams-Sonoma, Inc.	712
		163,331

	Consumer Staples - 11.2%
89	Archer-Daniels-Midland Company	3,232
31	Campbell Soup Company	1,977
20	Church & Dwight Company, Inc.	1,844
16	Clorox Company	2,017
467	Coca-Cola Company	21,664
124	Colgate-Palmolive Company	8,761
137	CVS Health Corporation	14,211
24	Dr Pepper Snapple Group, Inc.	2,146
30	Estée Lauder Companies, Inc.	2,829
34	Flowers Foods, Inc.	628
88	General Mills, Inc.	5,575
12	Hershey Company	1,105
42	Kimberly-Clark Corporation	5,649
20	McCormick & Company, Inc.	1,990
20	Mead Johnson Nutrition Company	1,699
215	Mondelez International, Inc.	8,626
18	Monster Beverage Corporation (a)	2,401
174	Pepsico, Inc.	17,831
325	Procter & Gamble Company	26,751
60	Sysco Corporation	2,804
111	Walgreens Boots Alliance, Inc.	9,351
38	Whitewave Foods Company (a)	1,544
		144,635
	Energy - 9.5%
57	Baker Hughes, Inc.	2,498
106	Cabot Oil & Gas Corporation	2,407
7	California Resources Corporation	8
12	Cameron International Corporation (a)	805
221	Chevron Corporation	21,083
17	Cimarex Energy Company	1,654
27	Concho Resources, Inc. (a)	2,728
17	CVR Energy, Inc.	444
19	Diamondback Energy, Inc. (a)	1,466
21	Dril-Quip, Inc. (a)	1,272
67	EOG Resources, Inc.	4,863
506	Exxon Mobil Corporation	42,297
58	Frank's International NV	956
47	Gulfport Energy Corporation (a)	1,332
79	Halliburton Company	2,822
17	Helmerich & Payne, Inc.	998
32	HollyFrontier Corporation	1,130
150	Kosmos Energy, Ltd. (a)	873
81	Marathon Petroleum Corporation	3,012
21	National Oilwell Varco, Inc.	653
80	Occidental Petroleum Corporation	5,474
78	Phillips 66	6,754
12	Pioneer Natural Resources Company	1,689
78	RPC, Inc.	1,106
143	Schlumberger, Ltd.	10,546
51	Valero Energy Corporation	3,271
		122,141
	Financials - 0.1%
50	CBRE Group, Inc. (a)	1,441

	Health Care - 20.1%
188	Abbott Laboratories	7,864
213	AbbVie, Inc.	12,167
27	Alexion Pharmaceuticals, Inc. (a)	3,759
18	Align Technology, Inc. (a)	1,308
16	Alkermes plc (a)	547
27	AmerisourceBergen Corporation	2,337
95	Amgen, Inc.	14,243
3	Athenahealth, Inc. (a)	416
68	Baxalta, Inc.	2,747
18	Baxter International, Inc.	739
29	Biogen Idec, Inc. (a)	7,549
20	BioMarin Pharmaceutical, Inc. (a)	1,650
5	Bluebird Bio, Inc. (a)	212
167	Boston Scientific Corporation (a)	3,141
207	Bristol-Myers Squibb Company	13,223
32	Bruker Corporation	896
40	Cardinal Health, Inc.	3,278
98	Celgene Corporation (a)	9,809
39	Cerner Corporation (a)	2,065
6	Charles River Laboratories International, Inc. (a)	456
6	Cooper Companies, Inc.	924
10	CR Bard, Inc.	2,027
25	Dentsply Sirona, Inc.	1,541
9	DexCom, Inc. (a)	611
37	Edwards Lifesciences Corporation (a)	3,264
122	Eli Lilly and Company	8,785
96	Express Scripts Holding Company (a)	6,594
183	Gilead Sciences, Inc.	16,810
11	Henry Schein, Inc. (a)	1,899
9	IDEXX Laboratories, Inc. (a)	705
17	Illumina, Inc. (a)	2,756
14	Incyte Corporation (a)	1,015
4	Intuitive Surgical, Inc. (a)	2,404
15	Ionis Pharmaceuticals, Inc. (a)	607
8	Jazz Pharmaceuticals plc (a)	1,044
339	Johnson & Johnson	36,680
28	McKesson Corporation	4,403
20	Medivation, Inc. (a)	920
18	MEDNAX, Inc. (a)	1,163
350	Merck & Co, Inc.	18,519
5	Mettler-Toledo International, Inc. (a)	1,724
50	Mylan NV (a)	2,318
35	OPKO Health, Inc. (a)	364
15	PerkinElmer, Inc.	742
763	Pfizer, Inc.	22,615
47	Qiagen NV (a)	1,050
10	Regeneron Pharmaceuticals, Inc. (a)	3,604
24	ResMed, Inc.	1,388
12	Seattle Genetics, Inc. (a)	421
40	St. Jude Medical, Inc.	2,200
46	Stryker Corporation	4,935
52	Thermo Fisher Scientific, Inc.	7,363
6	United Therapeutics Corporation (a)	669
11	Universal Health Services, Inc.	1,372
16	Varian Medical Systems, Inc. (a)	1,280
30	Vertex Pharmaceuticals Inc. (a)	2,385
13	Waters Corporation (a)	1,715
63	Zoetis, Inc.	2,793
		260,015

	Industrials - 9.4%
73	3M Company	12,164
6	Acuity Brands, Inc.	1,309
9	Alaska Air Group, Inc.	738
10	Allegion plc	637
12	Carlisle Companies Inc.	1,194
15	Cintas Corporation	1,347
33	Colfax Corporation (a)	944
148	CSX Corporation	3,811
34	Cummins, Inc.	3,738
87	Danaher Corporation	8,253
102	Delta Air Lines, Inc.	4,965
81	Eaton Corporation plc	5,067
64	Emerson Electric Company	3,480
17	Equifax, Inc.	1,943
38	Expeditors International of Washington, Inc.	1,855
26	Fastenal Company	1,274
35	FedEx Corporation	5,695
30	Fortune Brands Home & Security, Inc.	1,681
19	IDEX Corporation	1,575
12	IHS, Inc. (a)	1,490
50	Illinois Tool Works, Inc.	5,122
44	Ingersoll-Rand plc	2,728
15	JB Hunt Transportation Services, Inc.	1,264
47	Kennametal, Inc.	1,057
16	Kirby Corporation (a)	965
11	MSC Industrial Direct Company, Inc.	839
13	Nordson Corporation	989
72	NOW, Inc. (a)	1,276
21	Robert Half International, Inc.	978
25	Rockwell Automation, Inc.	2,844
13	Roper Technologies, Inc.	2,376
8	Snap-on, Inc.	1,256
98	Southwest Airlines Company	4,390
12	Spirit Airlines, Inc. (a)	576
29	Stanley Black & Decker, Inc.	3,051
6	Stericycle, Inc. (a)	757
25	Tyco International, Ltd.	918
102	Union Pacific Corporation	8,114
98	United Parcel Service, Inc.	10,336
11	Valmont Industries, Inc.	1,362
8	W.W. Grainger, Inc.	1,867
12	WABCO Holdings, Inc. (a)	1,283
23	Wabtec Corporation	1,824
50	Xylem, Inc.	2,045
		121,377
	Information Technology - 31.6%
41	3D Systems Corporation (a)	634
84	Accenture plc	9,694
66	Adobe Systems, Inc. (a)	6,191
27	Akamai Technologies, Inc. (a)	1,500
36	Alphabet, Inc.-Class A (a)	27,464
36	Alphabet, Inc.- Class C (a)	26,818
24	Amdocs, Ltd.	1,450
720	Apple, Inc.	78,473
80	Applied Materials, Inc.	1,694
108	Atmel Corporation	877
21	Autodesk, Inc. (a)	1,225
56	Automatic Data Processing, Inc.	5,024
47	Broadcom, Ltd.	7,262
15	Broadridge Financial Solutions, Inc.	890
88	Brocade Communications Systems, Inc.	931

64	CA, Inc.	1,971
62	Cadence Design System, Inc. (a)	1,462
26	CDK Global, Inc.	1,210
28	Citrix Systems, Inc. (a)	2,200
80	Cognizant Technology Solutions Corporation (a)	5,016
198	Corning, Inc.	4,136
6	CoStar Group, Inc. (a)	1,129
35	Cree, Inc. (a)	1,018
72	Cypress Semiconductor Corporation	624
18	Dolby Laboratories, Inc.	782
159	eBay, Inc. (a)	3,794
249	EMC Corporation	6,636
12	F5 Networks, Inc. (a)	1,270
266	Facebook, Inc. (a)	30,351
12	FleetCor Technologies, Inc. (a)	1,785
13	Gartner, Inc. (a)	1,162
96	Hewlett Packard Enterprise Company	1,702
558	Intel Corporation	18,051
107	International Business Machines Corporation	16,205
34	Intuit, Inc.	3,536
71	Juniper Networks, Inc.	1,811
5	KLA-Tencor Corporation	364
54	Linear Technology Corporation	2,406
14	LinkedIn Corporation (a)	1,601
61	Maxim Integrated Products, Inc.	2,244
47	Microchip Technology, Inc.	2,265
84	Micron Technology, Inc. (a)	879
988	Microsoft Corporation	54,567
12	Motorola Solutions, Inc.	908
24	National Instruments Corporation	723
81	ON Semiconductor Corporation (a)	777
379	Oracle Corporation	15,505
9	Palo Alto Networks, Inc. (a)	1,468
50	Paychex, Inc.	2,701
20	PTC, Inc. (a)	663
174	QUALCOMM, Inc.	8,898
26	Red Hat, Inc. (a)	1,937
84	salesforce.com, Inc. (a)	6,202
27	SanDisk Corporation	2,054
21	ServiceNow, Inc. (a)	1,285
20	Splunk, Inc. (a)	979
108	Symantec Corporation	1,985
27	Synopsys, Inc. (a)	1,308
61	Teradyne, Inc.	1,317
145	Texas Instruments, Inc.	8,326
15	Total System Services, Inc.	714
61	Twitter, Inc. (a)	1,010
29	VeriFone Systems, Inc. (a)	819
10	VeriSign, Inc. (a)	885
30	Western Digital Corporation	1,417
18	Workday, Inc. (a)	1,383
131	Yahoo!, Inc. (a)	4,822
		408,390
	Materials - 4.0%
32	Air Products & Chemicals, Inc.	4,610
15	AptarGroup, Inc.	1,176
17	Avery Dennison Corporation	1,226
18	Bemis Company, Inc.	932
27	Celanese Corporation	1,768
10	Compass Minerals International, Inc.	709
108	E.I. du Pont de Nemours and Company	6,839
14	Eagle Materials, Inc.	981

32	Ecolab, Inc.	3,569
13	GCP Applied Technologies, Inc. (a)	259
35	LyondellBasell Industries NV	2,995
14	Martin Marietta Materials, Inc.	2,233
62	Monsanto Company	5,440
65	Mosaic Company	1,755
13	Nucor Corporation	615
32	PPG Industries, Inc.	3,568
26	Praxair, Inc.	2,976
19	RPM International, Inc.	899
10	Sherwin-Williams Company	2,847
27	Sonoco Products Company	1,311
45	Southern Copper Corporation	1,247
46	Tahoe Resources, Inc.	461
14	Vulcan Materials Company	1,478
13	W.R. Grace & Company (a)	925
12	Westlake Chemical Corporation	556
		51,375
	TOTAL COMMON STOCKS (Cost $1,196,259)	1,272,705

	REAL ESTATE INVESTMENT TRUSTS - 1.1%
	Financials - 1.1%
17	Avalonbay Communities, Inc.	3,233
2	Equinix, Inc.	661
9	Federal Realty Investment Trust	1,405
20	Public Storage	5,517
88	Weyerhaeuser Company	2,726
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $11,006)	13,542

	TOTAL INVESTMENTS - 99.7% (Cost $1,207,265)	1,286,247
	Other Assets in Excess of Liabilities - 0.3%	3,926
	NET ASSETS - 100.0%	$1,290,173

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows+:

Cost of investments	$1,207,732
Gross unrealized appreciation	144,898
Gross unrealized depreciation	(66,383)
Net unrealized appreciation	$78,515

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at March 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,272,705	-	-	$1,272,705
Real Estate Investment Trusts	13,542	-	-	13,542
Total Investments in Securities	$1,286,247	$-	$-	$1,286,247
^See Schedule of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2016, the Fund did not recognize any transfers from levels 1,2, or 3.

Item 2. Controls and Procedures.
(a)
The Registrant's President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)   /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date May 26, 2016

By (Signature and Title)*  /s/ Kristen M. Weitzel
Kristen M Weitzel, Treasurer (principal financial officer)

Date  May 26, 2016

* Print the name and title of each signing officer under his or her signature.